CAPITAL STRUCTURE - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Two Thousand And Twenty Two Private Placements [Member]
Capital Structure [Line Items]
Gross proceeds from shares	$ 300,000
Offering expenses	$ 841
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized		1,927,488,240	1,927,488,240
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, issued		770,352,700	770,352,700
Ordinary shares, outstanding		770,352,700	770,352,700
Class A Ordinary Shares [Member] | Two Thousand And Twenty Two Private Placements [Member]
Capital Structure [Line Items]
Issuance of ordinary shares	400,000,000
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized		72,511,760	72,511,760
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, issued		72,511,760	72,511,760
Ordinary shares, outstanding		72,511,760	72,511,760